Nature of Operations	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Note 1. Nature of Operations

Description of Business

During FY 2023, the Company addressed legacy issues while successfully regaining full compliance with Nasdaq’s continued listing rules and restarting operations in order to stage Lottery.com for growth in FY 2024.  The cornerstone of the Company’s operational progress for FY 2024 will be driven by technology, product and service/capability enhancements.

This Amended Report is reflective of the Company’s commitment to transparency, integrity, and responsible corporate governance. The investment commitments from United Investments Capital London, including Prosperity Investment Management and others, and investors placed by Univest Securities LLC, outlined in this report are evidence of investor belief in Management’s capability to resume core lottery and gaming operations, monetize the Sports.com brand, and expand all the Company’s brands across the globe.

Lottery.com Inc. (formerly Trident Acquisitions Corp) (“TDAC”, “Lottery.com” or “the Company”), was formed as a Delaware corporation on March 17, 2016. On October 29, 2021, we consummated a business combination (the “Business Combination”) with AutoLotto, Inc. (“AutoLotto”). Following the closing of the Business Combination (the “Closing”) we changed our name from “Trident Acquisitions Corp.” to “Lottery.com Inc.” and the business of AutoLotto became our business. In connection with the Business Combination the Company moved its headquarters from New York, New York to Spicewood, Texas.

The Company is a leading provider of domestic and international lottery products and services. As an independent third-party lottery game service, the Company offers a platform that it developed and operates to enable the remote purchase of legally sanctioned lottery games in the U.S. and abroad (the “Platform”). The Company’s revenue generating activities are focused on (i) offering the Platform via the Lottery.com app and our websites to users located in the U.S. and international jurisdictions where the sale of lottery games is legal and our services are enabled for the remote purchase of legally sanctioned lottery games (our “B2C Platform”); (ii) offering an internally developed, created and operated business-to-business application programming interface (“API”) of the Platform to enable commercial partners in permitted U.S. and international jurisdictions to purchase certain legally operated lottery games from the Company and resell them to users located within their respective jurisdictions (“B2B API”); and (iii) delivering global lottery data, such as winning numbers and results, and sports data, such as scores and statistics, to commercial digital subscribers and provide access to other proprietary, anonymized transaction data pursuant to multi-year contracts (“Data Service”).

As a provider of lottery products and services, the Company is required to comply with, and its business is subject to, regulation in each jurisdiction in which the Company offers the B2C Platform, or a commercial partner offers users access to lottery games through the B2B API. In addition, it must also comply with the requirements of federal and other domestic and foreign regulatory bodies and governmental authorities in jurisdictions in which the Company operates or with authority over its business. The Company’s business is additionally subject to multiple other domestic and international laws, including those relating to the transmission of information, privacy, security, data retention, and other consumer focused laws, and, as such, may be impacted by changes in the interpretation of such laws.

On June 30, 2021, the Company acquired an interest in Medios Electronicos y de Comunicacion, S.A.P.I de C.V. (“Aganar”) and JuegaLotto, S.A. de C.V. (“JuegaLotto”). Aganar has been operating in the licensed iLottery market in Mexico since 2007 as an online retailer of Mexican National Lottery draw games, instant digital scratch-off games and other games of chance. JuegaLotto is licensed by the Mexican federal regulatory authorities to sell international lottery games in Mexico.

On July 28, 2022, the Board determined that the Company did not currently have sufficient financial resources to fund its operations or pay certain existing obligations, including its payroll and related obligations and effectively ceased its operations furloughing certain employees effective July 29, 2022 (the “Operational Cessation”). Subsequently, the Company has had minimal day-to-day operations and has primarily focused its operations on restarting certain aspects of its core businesses (the “Plans for Recommencement of Company Operations”).

On April 25, 2023, as part of the Plans for Recommencement of Company Operations, the Company resumed its ticket sales operations on a limited basis to support its affiliate partners through its Texas retail network.